Operating lease obligation (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Current portion	-	49	37
Non-current portion	-	-	-
	-	49	37

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2024	50
Total future lease payment	50
Amount representing interest	(1)
Present value of operating lease liabilities	49
Less: current portion	(49)
Non-current portion	-

Summary of supplemental operating lease

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2023:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	1.1